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                CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND, INC.


     I, the undersigned, a duly elected officer of the Credit Suisse Global New Technologies Fund, Inc., do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed October 17, 2002, and (ii) the text of such amendment was filed electronically.


     IN WITNESS WHEREOF, I have signed this Certificate on this 22nd day of October, 2002.


                CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND, INC.


                      By: /s/ Kimiko Fields
                          --------------------------
                          Name: Kimiko Fields
                          Title: Assistant Secretary



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